Annual Operating Expenses {- Fidelity Worldwide Fund} - 10.31 Fidelity Worldwide Fund - AMCIZ PRO-14 - Fidelity Worldwide Fund	Dec. 30, 2021
Fidelity Advisor Worldwide Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.81%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.29%
Fidelity Advisor Worldwide Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.81%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.24%
Total annual operating expenses	1.55%
Fidelity Advisor Worldwide Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.81%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	2.08%
Fidelity Advisor Worldwide Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.81%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	1.02%
Fidelity Advisor Worldwide Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.81%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.90%